Employee benefits - Underfunded pension plans, Measurement of plan assets at fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Overfunded pension plans
Measurement of plan assets
Assets as at beginning of the year	$ 3,969
Assets as at end of the year	3,752	$ 3,969
Level 3
Measurement of plan assets
Return on plan assets	(7)
Level 3 | Underfunded pension plans
Measurement of plan assets
Assets as at beginning of the year	437	435
Return on plan assets	11
Assets purchases	67	20
Assets sold during the year	(109)	(33)
Translation adjustment		15
Assets as at end of the year	406	437
Level 3 | Overfunded pension plans
Measurement of plan assets
Return on plan assets	11	38
Assets purchases	71	129
Assets sold during the year	(113)	(170)
Translation adjustment	(34)	(143)
Private equity funds | Level 3 | Underfunded pension plans
Measurement of plan assets
Assets as at beginning of the year	250	212
Return on plan assets	11	1
Assets purchases	28	20
Assets sold during the year	(108)	(33)
Translation adjustment		50
Assets as at end of the year	181	250
Private equity funds | Level 3 | Overfunded pension plans
Measurement of plan assets
Return on plan assets	10	18
Assets purchases		1
Assets sold during the year	(25)	(15)
Translation adjustment	(8)	(35)
Real estate funds | Level 3 | Overfunded pension plans
Measurement of plan assets
Return on plan assets		(8)
Assets purchases		1
Translation adjustment		(5)
Real estate | Level 3 | Underfunded pension plans
Measurement of plan assets
Assets as at beginning of the year	5	55
Return on plan assets		(1)
Assets sold during the year	(1)
Translation adjustment	(1)	(49)
Assets as at end of the year	3	5
Real estate | Level 3 | Overfunded pension plans
Measurement of plan assets
Return on plan assets	(15)	9
Assets purchases	4	10
Assets sold during the year	(14)	(14)
Translation adjustment	(18)	(73)
Loans to participants | Level 3 | Underfunded pension plans
Measurement of plan assets
Assets as at beginning of the year	2	3
Translation adjustment	(1)	(1)
Assets as at end of the year	1	2
Loans to participants | Level 3 | Overfunded pension plans
Measurement of plan assets
Return on plan assets	16	19
Assets purchases	67	117
Assets sold during the year	(74)	(141)
Translation adjustment	(8)	(30)
Others | Level 3 | Underfunded pension plans
Measurement of plan assets
Assets as at beginning of the year	180	165
Return on plan assets	(14)
Translation adjustment	2	15
Assets as at end of the year	168	$ 180
Equity pool | Overfunded pension plans
Measurement of plan assets
Return on plan assets	14
Assets purchases	39
Assets as at end of the year	$ 53